BANK BORROWINGS	12 Months Ended
Dec. 31, 2024
BANK BORROWINGS
BANK BORROWINGS

11.BANK BORROWINGS

	December 31,	December 31,
	2024	2023
Bank borrowings	$684,997	$2,253,553

In December 2023, Baosheng Network entered into a bank loan agreement with the Bank of Beijing, under which Baosheng Network borrowed a one-year loan of RMB10,000,000, or $1,449,846. The interest rate for the borrowing was fixed at 3.65% per annum. In December 2023, the borrowing was renewed for one year through December 2024. The Company fully repaid the borrowing on due date. The loan was guaranteed by two third parties, for whom the Company involved a third-party counter-guarantor. In addition, the Company pledged its properties with the counter guarantor. The guarantee and pledge were released with repayment of the borrowing.

In July 2023, Beijing Baosheng entered into a bank loan agreement with the Bank of Communication, under which Beijing Baosheng borrowed a one-year loan of RMB6,000,000, or $847,350. The interest rate for the borrowing was fixed at 3.55% per annum. The Company fully repaid the borrowing on due date. The loan is guaranteed by Mr. Gong Sheng, the Company’s managing director and his spouse, and one third party. Beijing Baosheng also involved Baosheng Network as counter-guarantor for the third-party guarantor. In addition, Mr. Gong Sheng and his spouse pledged their property with the counter guarantor. The guarantee and counter-guarantee were released with repayment of the borrowing.

In August 2024, Beijing Baosheng entered into a bank loan agreement with the Bank of Communication, under which Beijing Baosheng borrowed a one-year loan of RMB5,000,000, or $694,859. The interest rate for the borrowing was fixed at 3.0% per annum. The loan is guaranteed by Mr. Gong Sheng, the Company’s director, and his spouse, and one third party. Beijing Baosheng also involved Baosheng Network as counter-guarantor for the third-party guarantor.

For the years ended December 31, 2024, 2023 and 2022, interest expense arising from the bank borrowings amounted to $69,234, $73,406, and $nil, respectively.